ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
Schedule of Assets and Liabilities of VIEs and Subsidiaries

The following assets and liabilities of the consolidated VIEs and subsidiaries of VIEs were included in the accompanying consolidated financial statements of the Company as of December 31, 2011 and 2012:

	December 31,
	2011	2012
	RMB	RMB	US$

Current assets	1,795,070	1,792,965	287,791
Non-current assets	624,198	803,703	129,003
Total assets	2,419,268	2,596,668	416,794

Current liabilities	1,698,413	1,812,512	290,928
Non-current liabilities	39,193	31,770	5,099
Total liabilities	1,737,606	1,844,282	296,027

Summary of Subsidiaries and Variable Interest Entities

As at December 31, 2012, the following entities were included in the Company's consolidated financial statements:

Name	Date of incorporation	Place of incorporation	Percentage of shareholdings	Principal activities

Lentuo Hong Kong	September 25, 2009	Hong Kong	100%	Investment holding

Lentuo Beijing	November 17, 2009	PRC	100%	Provision of technical support and management consultation services

Beijing Jiashi Shengtong Investment Consulting Co., Ltd. ("Jiashi Shengtong")	April 8, 2010	PRC	100%	Provision of technical support and management consultation services

As at December 31, 2012, the Company consolidated the following VIEs:

Name	Date of incorporation	Place of incorporation	Percentage of shareholdings	Principal activities

Beijing Yuantongqiao Toyota Automobile Trading Co., Ltd. ("Yuantongqiao Toyota")	August 25, 2004	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Beijing Tuozhan Industrial& Trading Development Co., Ltd. ("Tuozhan I&C")	September 23, 1997	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Beijing Lentuo Chengxin Commercial & Trading Co., Ltd. ("Chengxin Commercial")	February 7, 2002	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Beijing Aotong Automobile Trading Co., Ltd. ("Aotong")	July 20, 2001	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Beijing Tuojiacheng Commercial & Trading Co., Ltd. ("Tuojiacheng")	December 2, 1998	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Beijing Lentuo Huitong Automobile Sales Service Co., Ltd. ("Huitong")	September 27, 2009	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Beijing Lentuo Tongda Automobile Sales Service Co., Ltd. ("Tongda")	January 7, 2011	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Lentuo Automobile Lease Co., Ltd. ("Lentuo Lease")	July 22, 2003	PRC	-	Provision of automobile leasing services

Beijing Tuozhan Automobile Repair Co., Ltd. ("Tuozhan Repair")	May 16, 2003	PRC	-	Provision of automobile repair and maintenance services

As at December 31, 2012, the Company consolidated the following subsidiaries of VIEs:

Name	Date of incorporation	Place of incorporation	Percentage of shareholdings	Principal activities

Tianjin Ruitai Automobile Sales Service Co., Ltd. ("Ruitai")	December 25, 2007	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Tianjin Zhongbaotongda Commercial & Trading Co., Ltd. ("Zhongbaotongda")	November 22, 2007	PRC	-	Investment holding company of Ruitai

Tianjin Boruiyingjie Commercial & Trading Co., Ltd. ("Boruiyingjie")	October 29, 2007	PRC	-	Investment holding company of Ruitai

Beijing Hexinshuntong Automobile Sales Service Co., Ltd. ("Shuntong")	September 16, 2009	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Huizhou Dazhong Automobile Sales Service Co., Ltd. ("Huizhou FAW-VW")	November 2, 2000	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Wenling Yuchen Toyota Automobile Sales Service Co., Ltd. ("Yuchen")	May 28, 2007	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Beijing Aoxiang Automobile Trading Co., Ltd. ("Aoxiang")	June 21, 2011	PRC	-	Sale of new motor vehicles

Beijing Yizhong Volkswagen Automobile Sales Co., Ltd. ("Yizhong")	November 8, 2010	PRC	-	Sale of new motor vehicles